Leases (Details) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of finance leases	$ 7,580	$ 4,912	$ 4,538
Interest on lease liabilities	547	749	856
Total finance lease cost	8,127	5,661	5,394
Operating lease cost	18,874	18,962	12,119
Short-term lease cost	22,710	21,134	18,072
Total lease cost	$ 49,711	$ 45,757	$ 35,585